FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income	¥ 1,179,658	$ 171,034	¥ 472,086	¥ 252,883
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	9,961	1,444	15,674	23,158
Impairment of short-term investment				67,169
Changes in operating assets and liabilities:
Amount due from/to related parties	12,437	1,803	(35,245)	10,039
Prepaid expenses and other current assets	(434,318)	(62,970)	(5,822)	26,538
Accrued expenses and other current liabilities	444,064	64,383	54,898	(87,751)
Net cash (used in) provided by operating activities	133,592	19,367	184,540	(35,505)
Cash flows from investing activities
Loan to a related party	(56,416)	(8,180)	(203,146)	79
Net cash provided by (used in) investing activities	(22,949)	(3,328)	(126,222)	33,226
Cash flows from financing activities
Proceeds from exercise of options	2,184	317	7,352	6,982
Repurchase of ordinary shares	(14,750)	(2,139)
Net cash provided by (used in) financing activities	(12,566)	(1,822)	9,938	10,595
Net change in cash, cash equivalents and restricted cash	108,474	15,727	65,247	(2,829)
Cash, cash equivalents and restricted cash at beginning of the year	184,567	26,760	119,320	122,149
Cash, cash equivalents and restricted cash at end of the year	293,041	42,487	184,567	119,320
Parent Company
Cash flows from operating activities
Net income	1,179,658	171,034	472,086	252,883
Adjustments to reconcile net income to net cash flows from operating activities:
Share of results of subsidiaries and VIEs	(1,199,673)	(173,936)	(479,220)	(319,091)
Depreciation and amortization	2,293	332	2,597	2,675
Impairment of short-term investment		0		67,169
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	(2,151)	(312)	(5,994)	(35,702)
Prepaid expenses and other current assets	(2,680)	(388)	18	(2,413)
Accrued expenses and other current liabilities	636	92	(1,804)	(3,548)
Net cash (used in) provided by operating activities	(21,917)	(3,178)	(12,317)	(38,027)
Cash flows from investing activities
Cash collected from loan to related parties				37,372
Net cash provided by (used in) investing activities				37,372
Cash flows from financing activities
Proceeds from exercise of options	8,783	1,273	3,296	6,982
Net cash provided by (used in) financing activities	8,783	1,273	3,296	6,982
Effect of foreign exchange rate changes on cash and cash equivalents	13,840	2,007	(4,331)	(12,337)
Net change in cash, cash equivalents and restricted cash	706	102	(13,352)	(6,010)
Cash, cash equivalents and restricted cash at beginning of the year	7,861	1,140	21,213	27,223
Cash, cash equivalents and restricted cash at end of the year	¥ 8,567	$ 1,242	¥ 7,861	¥ 21,213